FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2019
Disclosure of financial risk management [text block] [Abstract]
Disclosure of financial risk management [text block]

NOTE 53: FINANCIAL RISK MANAGEMENT

As a bancassurer, financial instruments are fundamental to the Group’s activities and, as a consequence, the risks associated with financial instruments represent a significant component of the risks faced by the Group.

The primary risks affecting the Group through its use of financial instruments are: credit risk; market risk, which includes interest rate risk and foreign exchange risk; liquidity risk; capital risk; and insurance risk. Information about the Group’s exposure to each of the above risks and capital can be found on pages 41 to 108. The following additional disclosures, which provide quantitative information about the risks within financial instruments held or issued by the Group, should be read in conjunction with that earlier information.

Market risk

(A)	INTEREST RATE RISK

Interest rate risk arises from the different repricing characteristics of the assets and liabilities. Liabilities are either insensitive to interest rate movements, for example interest free or very low interest customer deposits, or are sensitive to interest rate changes but bear rates which may be varied at the Group’s discretion and that for competitive reasons generally reflect changes in the Bank of England’s base rate. The rates on the remaining deposits are contractually fixed for their term to maturity.

Many banking assets are sensitive to interest rate movements; there is a large volume of managed rate assets such as variable rate mortgages which may be considered as a natural offset to the interest rate risk arising from the managed rate liabilities. However, a significant proportion of the Group’s lending assets, for example many personal loans and mortgages, bear interest rates which are contractually fixed.

The Group’s risk management policy is to optimise reward whilst managing its market risk exposures within the risk appetite defined by the Board. The largest residual risk exposure arises from balances that are deemed to be insensitive to changes in market rates (including current accounts, a portion of variable rate deposits and investable equity), and is managed through the Group’s structural hedge. The structural hedge consists of longer-term fixed rate assets or interest rate swaps and the amount and duration of the hedging activity is reviewed regularly by the Group Asset and Liability Committee. Further details on the Group market risk policy can be found on page 102.

The Group establishes hedge accounting relationships for interest rate risk using cash flow hedges and fair value hedges. The Group is exposed to cash flow interest rate risk on its variable rate loans and deposits together with its floating rate subordinated debt. The derivatives used to manage the structural hedge may be designated into cash flow hedges to manage income statement volatility. The economic items related to the structural hedge, for example current accounts, are not eligible hedged items under IAS 39 for inclusion into accounting hedge relationships. The Group is exposed to fair value interest rate risk on its fixed rate customer loans, its fixed rate customer deposits and the majority of its subordinated debt, and to cash flow interest rate risk on its variable rate loans and deposits together with its floating rate subordinated debt. The Group applies netting between similar risks before applying hedge accounting.

Hedge ineffectiveness arises during the management of interest rate risk due to residual unhedged risk. Sources of ineffectiveness, which the Group may decide to not fully mitigate, can include basis differences, timing differences and notional amount differences. The effectiveness of accounting hedge relationships is assessed between the hedging derivatives and the documented hedged item, which can differ to the underlying economically hedged item.

At 31 December 2019 the aggregate notional principal of interest rate swaps designated as fair value hedges was £183,489 million (2018: £150,971 million) with a net fair value asset of £569 million (2018: asset of £760 million) (note 17). The gains on the hedging instruments were £1,144 million (2018: gains of £94 million). The losses on the hedged items attributable to the hedged risk were £1,001 million (2018: losses of £32 million). The gains and losses relating to the fair value hedges are recorded in net trading income.

In addition the Group has cash flow hedges which are primarily used to hedge the variability in the cost of funding within the commercial business. The notional principal of the interest rate swaps designated as cash flow hedges at 31 December 2019 was £426,740 million (2018: £556,945 million) with a net fair value liability of £388 million (2018: liability of £486 million) (note 17). In 2019, ineffectiveness recognised in the income statement that arises from cash flow hedges was a gain of £134 million (2018: loss of £25 million).

INTEREST RATE BENCHMARK REFORM

As discussed in note 1, the Group has applied the hedge accounting amendments Interest Rate Benchmark Reform to hedge accounting relationships directly affected by the replacement of interest rate benchmarks. Under these amendments, for the purposes of:

–	determining whether a forecast transaction is highly probable;

–	determining whether the hedged future cash flows are expected to occur;

–	determining whether a hedge is expected to be highly effective in achieving offsetting changes in fair value or cash flows attributable to the hedged risk; and

–	determining whether an accounting hedging relationship should be discontinued because of a failure of the retrospective effectiveness test the Group has assumed that the interest rate benchmark on which the hedged risk or the cash flows of the hedged item or hedging instrument are based is not altered by uncertainties resulting from the proposed interest rate benchmark reform. In addition, for a fair value hedge of a non-contractually specified benchmark portion of interest rate risk, the Group assesses only at inception of the hedge relationship and not on an ongoing basis that the risk is separately identifiable and hedge effectiveness can be measured.

The Group’s most significant hedge accounting relationships are exposed to the following interest rate benchmarks: Sterling LIBOR, US Dollar LIBOR and Euro LIBOR. The notional of the hedged items that the Group has designated into cash flow hedge relationships that is directly affected by the interest rate benchmark reform is £29,202 million, of which £25,438 million relates to Sterling LIBOR. These are principally loans and advances to customers in Commercial Banking. In addition, the interest rate benchmark reforms affect assets designated in fair value hedges with a notional of £102,969 million, of which £98,278 million is in respect of sterling LIBOR, and liabilities designated in fair value hedges with a notional of £62,295 million, of which £9,186 million is in respect of sterling LIBOR. These fair value hedges principally relate to mortgages in Retail and debt securities in issue.

The Group is managing the process to transition to alternative benchmark rates under its Group-wide IBOR Transition Programme. This programme is working towards ensuring that the Group has the market capability and infrastructure to deal with the reform. The programme also encompasses the associated impacts on accounting and reporting and includes dealing with the impact on hedge accounting relationships of the transition to alternative reference rates. Further information on the Group’s programme is set out on page 45.

The significant assumptions and judgements that the Group has made in applying these requirements include the following:

–	a hedge accounting relationship is assumed to be affected by the interest rate benchmark reform if the reform gives rise to uncertainties about the timing and/or amount of the interest rate benchmark-based cash flows of the hedged items and/or of the hedging instrument;

–	where the hedged item is a forecast transaction then, in the absence of any certainty in relation to the interest rate benchmark reform, assessments have been determined as to whether the forecast transaction is highly probable assuming that the interest rate benchmark on which the hedged cash flows are based is not altered as a result of the interest rate benchmark reform;

–	any reclassification of amounts in cash flow hedge reserves to profit or loss have been based on assessing whether the hedged cash flows are no longer expected to occur assuming that the interest rate benchmark on which the hedged cash flows are based is not altered as a result of the interest rate benchmark reform; and

–	all benchmark rate referenced hedged items and hedging instruments included in hedging relationships are subject to uncertainty due to interest rate benchmark reform.

In accordance with the Interest Rate Benchmark Reform amendments to IAS 39, the Group will cease to apply prospectively the reliefs outlined above when the uncertainty arising from interest rate benchmark reform is no longer present with respect to the timing and the amount of the interest rate benchmark-based cash flows of the hedged item (or for the effectiveness assessments, the hedging instrument). The reliefs will be disapplied earlier if the hedging relationship is discontinued or the entire amount accumulated in the cash flow hedge reserve with respect to that hedging relationship is reclassified to profit or loss for a reason other than interest rate benchmark reform.

At 31 December 2019, the notional amount of the hedging instruments in hedging relationships to which these amendments apply was £604,602 million, of which £117,076 million relates to Sterling LIBOR fair value hedges and £400,439 million relates to Sterling LIBOR cash flow hedges.

(B)	CURRENCY RISK

The corporate and retail businesses incur foreign exchange risk in the course of providing services to their customers. All non-structural foreign exchange exposures in the non-trading book are transferred to the trading area where they are monitored and controlled. These risks reside in the authorised trading centres who are allocated exposure limits. The limits are monitored daily by the local centres and reported to the market and liquidity risk function in London. Associated VaR and the closing, average, maximum and minimum are disclosed on page 108. The Group also manages foreign currency risk via cash flow hedge accounting, utilising currency swaps.

Risk arises from the Group’s investments in its overseas operations. The Group’s structural foreign currency exposure is represented by the net asset value of the foreign currency equity and subordinated debt investments in its subsidiaries and branches. Gains or losses on structural foreign currency exposures are taken to reserves.

The Group ceased all hedging of the currency translation risk of the net investment in foreign operations on 1 January 2018.

The Group’s main overseas operations are in the Americas and Europe. Details of the Group’s structural foreign currency exposures are as follows:

(C)	FUNCTIONAL CURRENCY OF GROUP OPERATIONS

	2019			2018
	Euro £m	US Dollar £m	Other non-sterling £m	Euro £m	US Dollar £m	Other non-sterling £m
Exposure	63	93	48	112	59	60

Credit risk

The Group’s credit risk exposure arises in respect of the instruments below and predominantly in the United Kingdom. Information about the Group’s exposure to credit risk, credit risk management, measurement and mitigation can be found on pages 52 to 80.

(A) MAXIMUM CREDIT EXPOSURE

The maximum credit risk exposure of the Group in the event of other parties failing to perform their obligations is detailed below. No account is taken of any collateral held and the maximum exposure to loss, which includes amounts held to cover unit-linked and With Profits funds liabilities, is considered to be the balance sheet carrying amount or, for non-derivative off-balance sheet transactions and financial guarantees, their contractual nominal amounts.

	2019			2018
	Maximum exposure £m	Offset[2] £m	Net exposure £m	Maximum exposure £m	Offset[2] £m	Net exposure £m
Loans and advances to banks, net[1]	9,775	–	9,775	6,283	–	6,283
Loans and advances to customers, net[1]	494,988	(2,792)	492,196	484,858	(3,241)	481,617
Debt securities, net[1]	5,544	–	5,544	5,238	–	5,238
Financial assets at amortised cost	510,307	(2,792)	507,515	496,379	(3,241)	493,138
Financial assets at fair value through other comprehensive income[3]	24,865	–	24,865	24,794	–	24,794
Financial assets at fair value through profit or loss:[3,4]
Loans and advances	23,475	–	23,475	40,876	–	40,876
Debt securities, treasury and other bills	40,925	–	40,925	40,168	–	40,168
	64,400	–	64,400	81,044	–	81,044
Derivative assets	26,369	(14,696)	11,673	23,595	(14,327)	9,268
Assets arising from reinsurance contracts held	23,567	–	23,567	7,860	–	7,860
Off-balance sheet items:
Acceptances and endorsements	74	–	74	194	–	194
Other items serving as direct credit substitutes	366	–	366	632	–	632
Performance bonds and other transaction-related contingencies	2,454	–	2,454	2,425	–	2,425
Irrevocable commitments and guarantees	63,504	–	63,504	64,884	–	64,884
	66,398	–	66,398	68,135	–	68,135
	715,906	(17,488)	698,418	701,807	(17,568)	684,239

1	Amounts shown net of related impairment allowances.

2	Offset items comprise deposit amounts available for offset, and amounts available for offset under master netting arrangements, that do not meet the criteria under IAS 32 to enable loans and advances and derivative assets respectively to be presented net of these balances in the financial statements.

3	Excluding equity shares.

4	Includes assets within the Group’s unit-linked funds for which credit risk is borne by the policyholders and assets within the Group’s With-Profits funds for which credit risk is largely borne by the policyholders. Consequently, the Group has no significant exposure to credit risk for such assets which back related contract liabilities.

(B) CONCENTRATIONS OF EXPOSURE

The Group’s management of concentration risk includes single name, industry sector and country limits as well as controls over the Group’s overall exposure to certain products. Further information on the Group’s management of this risk is included within Credit risk mitigation on page 53.

At 31 December 2019 the most significant concentrations of exposure were in mortgages (comprising 60 per cent of total loans and advances to customers) and to financial, business and other services (comprising 18 per cent of the total).

	2019 £m	2018 £m
Agriculture, forestry and fishing	7,558	7,314
Energy and water supply	1,432	1,517
Manufacturing	6,093	8,260
Construction	4,285	4,684
Transport, distribution and hotels	13,016	14,113
Postal and telecommunications	1,923	2,711
Property companies	27,596	28,451
Financial, business and other services	89,763	77,505
Personal:
Mortgages[1]	299,141	297,498
Other	29,272	28,699
Lease financing	1,671	1,822
Hire purchase	16,497	15,434
Total loans and advances to customers before allowance for impairment losses	498,247	488,008
Allowance for impairment losses (note 18)	(3,259)	(3,150)
Total loans and advances to customers	494,988	484,858

1	Includes both UK and overseas mortgage balances.

Following the reduction in the Group’s non-UK activities, an analysis of credit risk exposures by geographical region has not been provided.

(C) CREDIT QUALITY OF ASSETS

LOANS AND ADVANCES

The analysis of lending has been prepared based on the division in which the asset is held; with the business segment in which the exposure is recorded reflected in the ratings system applied. The internal credit ratings systems used by the Group differ between Retail and Commercial, reflecting the characteristics of these exposures and the way that they are managed internally; these credit ratings are set out below. All probabilities of default (PDs) include forward-looking information and are based on 12 month values, with the exception of credit impaired.

Stage 3 assets include balances of £205 million (2018: £250 million) (with outstanding amounts due of approximately £1,700 million (2018: £2,200 million)) which have been subject to a partial write-off and where the Group continues to enforce recovery action.

Stage 2 and Stage 3 assets with a carrying amount of £219 million (2018: £1,000 million) were modified during the year. No material gain or loss was recognised by the Group.

Gross drawn exposures	PD range	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit-impaired £m	Total £m
At 31 December 2019
Loans and advances to banks:
CMS 1-10	0.00-0.50%	9,777	–	–	–	9,777
CMS 11-14	0.51-3.00%	–	–	–	–	–
CMS 15-18	3.01-20.00%	–	–	–	–	–
CMS 19	20.01-99.99%	–	–	–	–	–
CMS 20-23	100%	–	–	–	–	–
		9,777	–	–	–	9,777
Loans and advances to customers:
Retail - mortgages
RMS 1-6	0.00-4.50%	257,028	13,494	–	–	270,522
RMS 7-9	4.51-14.00%	15	2,052	–	–	2,067
RMS 10	14.01-20.00%	–	414	–	–	414
RMS 11-13	20.01-99.99%	–	975	–	–	975
RMS 14	100%	–	–	1,506	13,714	15,220
		257,043	16,935	1,506	13,714	289,198
Retail - unsecured
RMS 1-6	0.00-4.50%	22,151	1,098	–	–	23,249
RMS 7-9	4.51-14.00%	2,676	919	–	–	3,595
RMS 10	14.01-20.00%	76	189	–	–	265
RMS 11-13	20.01-99.99%	18	606	–	–	624
RMS 14	100%	–	–	678	–	678
		24,921	2,812	678	–	28,411
Retail - UK Motor Finance
RMS 1-6	0.00-4.50%	13,568	1,297	–	–	14,865
RMS 7-9	4.51-14.00%	314	368	–	–	682
RMS 10	14.01-20.00%	–	99	–	–	99
RMS 11-13	20.01-99.99%	2	178	–	–	180
RMS 14	100%	–	–	150	–	150
		13,884	1,942	150	–	15,976
Retail - Other
RMS 1-6	0.00-4.50%	9,520	390	–	–	9,910
RMS 7-9	4.51-14.00%	–	409	–	–	409
RMS 10	14.01-20.00%	–	7	–	–	7
RMS 11-13	20.01-99.99%	134	23	–	–	157
RMS 14	100%	–	–	150	–	150
		9,654	829	150	–	10,633
Total Retail		305,502	22,518	2,484	13,714	344,218

Gross drawn exposures (continued)	PD range	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit-impaired £m	Total £m
At 31 December 2019
Commercial
CMS 1-10	0.00-0.50%	59,880	379	–	–	60,259
CMS 11-14	0.51-3.00%	25,638	2,322	–	–	27,960
CMS 15-18	3.01-20.00%	1,805	3,123	–	–	4,928
CMS 19	20.01-99.99%	–	169	–	–	169
CMS 20-23	100%	–	–	3,447	–	3,447
		87,323	5,993	3,447	–	96,763
Other
RMS 1-6	0.00-4.50%	754	32	–	–	786
RMS 7-9	4.51-14.00%	40	–	–	–	40
RMS 10	14.01-20.00%	–	–	–	–	–
RMS 11-13	20.01-99.99%	–	–	–	–	–
RMS 14	100%	–	–	84	–	84
		794	32	84	–	910
CMS 1-10	0.00-0.50%	56,356	–	–	–	56,356
CMS 11-14	0.51-3.00%	–	–	–	–	–
CMS 15-18	3.01-20.00%	–	–	–	–	–
CMS 19	20.01-99.99%	–	–	–	–	–
CMS 20-23	100%	–	–	–	–	–
		56,356	–	–	–	56,356
Total loans and advances to customers		449,975	28,543	6,015	13,714	498,247

In respect of:
Retail		305,502	22,518	2,484	13,714	344,218
Commercial		87,323	5,993	3,447	–	96,763
Other		57,150	32	84	–	57,266
Total loans and advances to customers		449,975	28,543	6,015	13,714	498,247

Expected credit losses in respect of drawn exposures	PD range	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit-impaired £m	Total £m
At 31 December 2019
Loans and advances to banks:
CMS 1-10	0.00-0.50%	2	–	–	–	2
CMS 11-14	0.51-3.00%	–	–	–	–	–
CMS 15-18	3.01-20.00%	–	–	–	–	–
CMS 19	20.01-99.99%	–	–	–	–	–
CMS 20-23	100%	–	–	–	–	–
		2	–	–	–	2
Loans and advances to customers:
Retail - mortgages
RMS 1-6	0.00-4.50%	23	183	–	–	206
RMS 7-9	4.51-14.00%	–	39	–	–	39
RMS 10	14.01-20.00%	–	13	–	–	13
RMS 11-13	20.01-99.99%	–	46	–	–	46
RMS 14	100%	–	–	122	142	264
		23	281	122	142	568
Retail - unsecured
RMS 1-6	0.00-4.50%	188	42	–	–	230
RMS 7-9	4.51-14.00%	103	92	–	–	195
RMS 10	14.01-20.00%	7	34	–	–	41
RMS 11-13	20.01-99.99%	3	193	–	–	196
RMS 14	100%	–	–	233	–	233
		301	361	233	–	895
Retail - UK Motor Finance
RMS 1-6	0.00-4.50%	203	30	–	–	233
RMS 7-9	4.51-14.00%	10	15	–	–	25
RMS 10	14.01-20.00%	–	10	–	–	10
RMS 11-13	20.01-99.99%	1	32	–	–	33
RMS 14	100%	–	–	84	–	84
		214	87	84	–	385
Retail - Other
RMS 1-6	0.00-4.50%	25	9	–	–	34
RMS 7-9	4.51-14.00%	–	27	–	–	27
RMS 10	14.01-20.00%	–	–	–	–	–
RMS 11-13	20.01-99.99%	–	1	–	–	1
RMS 14	100%	–	–	51	–	51
		25	37	51	–	113
Total Retail		563	766	490	142	1,961

Expected credit losses in respect of drawn exposures (continued)	PD range	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit-impaired £m	Total £m
At 31 December 2019
Commercial
CMS 1-10	0.00-0.50%	33	1	–	–	34
CMS 11-14	0.51-3.00%	50	37	–	–	87
CMS 15-18	3.01-20.00%	13	174	–	–	187
CMS 19	20.01-99.99%	–	16	–	–	16
CMS 20-23	100%	–	–	941	–	941
		96	228	941	–	1,265
Other
RMS 1-6	0.00-4.50%	6	1	–	–	7
RMS 7-9	4.51-14.00%	–	–	–	–	–
RMS 10	14.01-20.00%	–	–	–	–	–
RMS 11-13	20.01-99.99%	–	–	–	–	–
RMS 14	100%	–	–	16	–	16
		6	1	16	–	23
CMS 1-10	0.00-0.50%	10	–	–	–	10
CMS 11-14	0.51-3.00%	–	–	–	–	–
CMS 15-18	3.01-20.00%	–	–	–	–	–
CMS 19	20.01-99.99%	–	–	–	–	–
CMS 20-23	100%	–	–	–	–	–
		10	–	–	–	10
Total loans and advances to customers		675	995	1,447	142	3,259

In respect of:
Retail		563	766	490	142	1,961
Commercial		96	228	941	–	1,265
Other		16	1	16	–	33
Total loans and advances to customers		675	995	1,447	142	3,259

Gross undrawn exposures	PD range	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit-impaired £m	Total £m
At 31 December 2019
Loans and advances to customers:
Retail - mortgages
RMS 1-6	0.00-4.50%	12,242	62	–	–	12,304
RMS 7-9	4.51-14.00%	1	1	–	–	2
RMS 10	14.01-20.00%	–	–	–	–	–
RMS 11-13	20.01-99.99%	–	–	–	–	–
RMS 14	100%	–	–	8	79	87
		12,243	63	8	79	12,393
Retail - unsecured
RMS 1-6	0.00-4.50%	60,653	1,986	–	–	62,639
RMS 7-9	4.51-14.00%	389	218	–	–	607
RMS 10	14.01-20.00%	5	39	–	–	44
RMS 11-13	20.01-99.99%	1	73	–	–	74
RMS 14	100%	–	–	83	–	83
		61,048	2,316	83	–	63,447
Retail - UK Motor Finance
RMS 1-6	0.00-4.50%	1,181	–	–	–	1,181
RMS 7-9	4.51-14.00%	193	4	–	–	197
RMS 10	14.01-20.00%	–	–	–	–	–
RMS 11-13	20.01-99.99%	–	–	–	–	–
RMS 14	100%	–	–	–	–	–
		1,374	4	–	–	1,378
Retail - Other
RMS 1-6	0.00-4.50%	1,240	–	–	–	1,240
RMS 7-9	4.51-14.00%	–	62	–	–	62
RMS 10	14.01-20.00%	–	–	–	–	–
RMS 11-13	20.01-99.99%	–	–	–	–	–
RMS 14	100%	–	–	3	–	3
		1,240	62	3	–	1,305
Total Retail		75,905	2,445	94	79	78,523

Gross undrawn exposures (continued)	PD range	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit-impaired £m	Total £m
At 31 December 2019
Commercial
CMS 1-10	0.00-0.50%	47,707	76	–	–	47,783
CMS 11-14	0.51-3.00%	5,134	850	–	–	5,984
CMS 15-18	3.01-20.00%	258	327	–	–	585
CMS 19	20.01-99.99%	–	43	–	–	43
CMS 20-23	100%	–	–	5	–	5
		53,099	1,296	5	–	54,400
Other
RMS 1-6	0.00-4.50%	239	–	–	–	239
RMS 7-9	4.51-14.00%	–	–	–	–	–
RMS 10	14.01-20.00%	–	–	–	–	–
RMS 11-13	20.01-99.99%	–	–	–	–	–
RMS 14	100%	–	–	–	–	–
		239	–	–	–	239
CMS 1-10	0.00-0.50%	391	–	–	–	391
CMS 11-14	0.51-3.00%	–	–	–	–	–
CMS 15-18	3.01-20.00%	–	–	–	–	–
CMS 19	20.01-99.99%	–	–	–	–	–
CMS 20-23	100%	–	–	–	–	–
		391	–	–	–	391
Total loans and advances to customers		129,634	3,741	99	79	133,553

In respect of:
Retail		75,905	2,445	94	79	78,523
Commercial		53,099	1,296	5	–	54,400
Other		630	–	–	–	630
Total loans and advances to customers		129,634	3,741	99	79	133,553

Expected credit losses in respect of undrawn exposures	PD range	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit-impaired £m	Total £m
At 31 December 2019
Loans and advances to customers:
Retail - mortgages
RMS 1-6	0.00-4.50%	1	–	–	–	1
RMS 7-9	4.51-14.00%	–	–	–	–	–
RMS 10	14.01-20.00%	–	–	–	–	–
RMS 11-13	20.01-99.99%	–	–	–	–	–
RMS 14	100%	–	–	–	–	–
		1	–	–	–	1
Retail - unsecured
RMS 1-6	0.00-4.50%	56	24	–	–	80
RMS 7-9	4.51-14.00%	6	8	–	–	14
RMS 10	14.01-20.00%	–	3	–	–	3
RMS 11-13	20.01-99.99%	–	15	–	–	15
RMS 14	100%	–	–	–	–	–
		62	50	–	–	112
Retail - UK Motor Finance
RMS 1-6	0.00-4.50%	2	–	–	–	2
RMS 7-9	4.51-14.00%	–	–	–	–	–
RMS 10	14.01-20.00%	–	–	–	–	–
RMS 11-13	20.01-99.99%	–	–	–	–	–
RMS 14	100%	–	–	–	–	–
		2	–	–	–	2
Retail - Other
RMS 1-6	0.00-4.50%	11	–	–	–	11
RMS 7-9	4.51-14.00%	–	3	–	–	3
RMS 10	14.01-20.00%	–	–	–	–	–
RMS 11-13	20.01-99.99%	–	–	–	–	–
RMS 14	100%	–	–	–	–	–
		11	3	–	–	14
Total Retail		76	53	–	–	129

Expected credit losses in respect of undrawn exposures (continued)	PD range	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit-impaired £m	Total £m
At 31 December 2019
Commercial
CMS 1-10	0.00-0.50%	11	–	–	–	11
CMS 11-14	0.51-3.00%	7	9	–	–	16
CMS 15-18	3.01-20.00%	1	13	–	–	14
CMS 19	20.01-99.99%	–	2	–	–	2
CMS 20-23	100%	–	–	5	–	5
		19	24	5	–	48
Other
RMS 1-6	0.00-4.50%	–	–	–	–	–
RMS 7-9	4.51-14.00%	–	–	–	–	–
RMS 10	14.01-20.00%	–	–	–	–	–
RMS 11-13	20.01-99.99%	–	–	–	–	–
RMS 14	100%	–	–	–	–	–
		–	–	–	–	–
CMS 1-10	0.00-0.50%	–	–	–	–	–
CMS 11-14	0.51-3.00%	–	–	–	–	–
CMS 15-18	3.01-20.00%	–	–	–	–	–
CMS 19	20.01-99.99%	–	–	–	–	–
CMS 20-23	100%	–	–	–	–	–
		–	–	–	–	–
Total loans and advances to customers		95	77	5	–	177

In respect of:
Retail		76	53	–	–	129
Commercial		19	24	5	–	48
Other		–	–	–	–	–
Total loans and advances to customers		95	77	5	–	177

Gross drawn exposures	PD range	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit-impaired £m	Total £m
At 31 December 2018
Loans and advances to banks:
CMS 1-10	0.00-0.50%	6,177	3	–	–	6,180
CMS 11-14	0.51-3.00%	105	–	–	–	105
CMS 15-18	3.01-20.00%	–	–	–	–	–
CMS 19	20.01-99.99%	–	–	–	–	–
CMS 20-23	100%	–	–	–	–	–
		6,282	3	–	–	6,285
Loans and advances to customers:
Retail - mortgages
RMS 1-6	0.00-4.50%	257,740	10,784	–	–	268,524
RMS 7-9	4.51-14.00%	57	1,709	–	–	1,766
RMS 10	14.01-20.00%	–	262	–	–	262
RMS 11-13	20.01-99.99%	–	899	–	–	899
RMS 14	100%	–	–	1,393	15,391	16,784
		257,797	13,654	1,393	15,391	288,235
Retail - unsecured
RMS 1-6	0.00-4.50%	22,363	1,079	–	–	23,442
RMS 7-9	4.51-14.00%	2,071	774	–	–	2,845
RMS 10	14.01-20.00%	72	167	–	–	239
RMS 11-13	20.01-99.99%	199	687	–	–	886
RMS 14	100%	–	–	703	–	703
		24,705	2,707	703	–	28,115
Retail - UK Motor Finance
RMS 1-6	0.00-4.50%	12,918	954	–	–	13,872
RMS 7-9	4.51-14.00%	301	318	–	–	619
RMS 10	14.01-20.00%	–	111	–	–	111
RMS 11-13	20.01-99.99%	5	197	–	–	202
RMS 14	100%	–	–	129	–	129
		13,224	1,580	129	–	14,933
Retail - Other
RMS 1-6	0.00-4.50%	9,033	704	–	–	9,737
RMS 7-9	4.51-14.00%	190	66	–	–	256
RMS 10	14.01-20.00%	–	7	–	–	7
RMS 11-13	20.01-99.99%	211	23	–	–	234
RMS 14	100%	–	–	165	–	165
		9,434	800	165	–	10,399
Total Retail		305,160	18,741	2,390	15,391	341,682

Gross drawn exposures (continued)	PD range	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit-impaired £m	Total £m
At 31 December 2018
Commercial
CMS 1-10	0.00-0.50%	65,089	100	–	–	65,189
CMS 11-14	0.51-3.00%	25,472	3,450	–	–	28,922
CMS 15-18	3.01-20.00%	1,441	2,988	–	–	4,429
CMS 19	20.01-99.99%	–	54	–	–	54
CMS 20-23	100%	–	–	3,230	–	3,230
		92,002	6,592	3,230	–	101,824
Other
RMS 1-6	0.00-4.50%	804	6	–	–	810
RMS 7-9	4.51-14.00%	–	–	–	–	–
RMS 10	14.01-20.00%	–	–	–	–	–
RMS 11-13	20.01-99.99%	–	–	–	–	–
RMS 14	100%	–	–	55	–	55
		804	6	55	–	865
CMS 1-10	0.00-0.50%	43,565	–	–	–	43,565
CMS 11-14	0.51-3.00%	–	6	–	–	6
CMS 15-18	3.01-20.00%	–	–	–	–	–
CMS 19	20.01-99.99%	–	–	–	–	–
CMS 20-23	100%	–	–	66	–	66
		43,565	6	66	–	43,637
Total loans and advances to customers		441,531	25,345	5,741	15,391	488,008

In respect of:
Retail		305,160	18,741	2,390	15,391	341,682
Commercial		92,002	6,592	3,230	–	101,824
Other		44,369	12	121	–	44,502
Total loans and advances to customers		441,531	25,345	5,741	15,391	488,008

Expected credit losses in respect of drawn exposures	PD range	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit-impaired £m	Total £m
At 31 December 2018
Loans and advances to banks:
CMS 1-10	0.00-0.50%	2	–	–	–	2
CMS 11-14	0.51-3.00%	–	–	–	–	–
CMS 15-18	3.01-20.00%	–	–	–	–	–
CMS 19	20.01-99.99%	–	–	–	–	–
CMS 20-23	100%	–	–	–	–	–
		2	–	–	–	2
Loans and advances to customers:
Retail - mortgages
RMS 1-6	0.00-4.50%	37	141	–	–	178
RMS 7-9	4.51-14.00%	–	34	–	–	34
RMS 10	14.01-20.00%	–	9	–	–	9
RMS 11-13	20.01-99.99%	–	42	–	–	42
RMS 14	100%	–	–	118	78	196
		37	226	118	78	459
Retail - unsecured
RMS 1-6	0.00-4.50%	135	45	–	–	180
RMS 7-9	4.51-14.00%	57	83	–	–	140
RMS 10	14.01-20.00%	4	29	–	–	33
RMS 11-13	20.01-99.99%	3	172	–	–	175
RMS 14	100%	–	–	228	–	228
		199	329	228	–	756
Retail - UK Motor Finance
RMS 1-6	0.00-4.50%	114	19	–	–	133
RMS 7-9	4.51-14.00%	6	15	–	–	21
RMS 10	14.01-20.00%	–	11	–	–	11
RMS 11-13	20.01-99.99%	1	34	–	–	35
RMS 14	100%	–	–	78	–	78
		121	79	78	–	278
Retail - Other
RMS 1-6	0.00-4.50%	30	25	–	–	55
RMS 7-9	4.51-14.00%	2	2	–	–	4
RMS 10	14.01-20.00%	–	–	–	–	–
RMS 11-13	20.01-99.99%	–	1	–	–	1
RMS 14	100%	–	–	60	–	60
		32	28	60	–	120
Total Retail		389	662	484	78	1,613

Expected credit losses in respect of drawn exposures (continued)	PD range	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit-impaired £m	Total £m
At 31 December 2018
Commercial
CMS 1-10	0.00-0.50%	32	1	–	–	33
CMS 11-14	0.51-3.00%	50	86	–	–	136
CMS 15-18	3.01-20.00%	11	231	–	–	242
CMS 19	20.01-99.99%	–	7	–	–	7
CMS 20-23	100%	–	–	1,031	–	1,031
		93	325	1,031	–	1,449
Other
RMS 1-6	0.00-4.50%	43	1	–	–	44
RMS 7-9	4.51-14.00%	–	–	–	–	–
RMS 10	14.01-20.00%	–	–	–	–	–
RMS 11-13	20.01-99.99%	–	–	–	–	–
RMS 14	100%	–	–	11	–	11
		43	1	11		55
CMS 1-10	0.00-0.50%	–	–	–	–	–
CMS 11-14	0.51-3.00%	–	6	–	–	6
CMS 15-18	3.01-20.00%	–	–	–	–	–
CMS 19	20.01-99.99%	–	–	–	–	–
CMS 20-23	100%	–	–	27	–	27
		–	6	27	–	33
Total loans and advances to customers		525	994	1,553	78	3,150

In respect of:
Retail		389	662	484	78	1,613
Commercial		93	325	1,031	–	1,449
Other		43	7	38	–	88
Total loans and advances to customers		525	994	1,553	78	3,150

Gross undrawn exposures	PD range	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit-impaired £m	Total £m
At 31 December 2018
Loans and advances to customers:
Retail - mortgages
RMS 1-6	0.00-4.50%	12,024	19	–	–	12,043
RMS 7-9	4.51-14.00%	2	1	–	–	3
RMS 10	14.01-20.00%	–	–	–	–	–
RMS 11-13	20.01-99.99%	–	–	–	–	–
RMS 14	100%	–	–	5	90	95
		12,026	20	5	90	12,141
Retail - unsecured
RMS 1-6	0.00-4.50%	57,433	1,811	–	–	59,244
RMS 7-9	4.51-14.00%	391	155	–	–	546
RMS 10	14.01-20.00%	10	27	–	–	37
RMS 11-13	20.01-99.99%	3	51	–	–	54
RMS 14	100%	–	–	36	–	36
		57,837	2,044	36	–	59,917
Retail - UK Motor Finance
RMS 1-6	0.00-4.50%	1,565	–	–	–	1,565
RMS 7-9	4.51-14.00%	141	–	–	–	141
RMS 10	14.01-20.00%	–	–	–	–	–
RMS 11-13	20.01-99.99%	–	–	–	–	–
RMS 14	100%	–	–	–	–	–
		1,706	–	–	–	1,706
Retail - Other
RMS 1-6	0.00-4.50%	1,381	47	–	–	1,428
RMS 7-9	4.51-14.00%	–	–	–	–	–
RMS 10	14.01-20.00%	–	–	–	–	–
RMS 11-13	20.01-99.99%	360	–	–	–	360
RMS 14	100%	–	–	3	–	3
		1,741	47	3	–	1,791
Total Retail		73,310	2,111	44	90	75,555

Gross undrawn exposures (continued)	PD range	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit-impaired £m	Total £m
At 31 December 2018
Commercial
CMS 1-10	0.00-0.50%	51,632	–	–	–	51,632
CMS 11-14	0.51-3.00%	6,501	693	–	–	7,194
CMS 15-18	3.01-20.00%	126	297	–	–	423
CMS 19	20.01-99.99%	31	11	–	–	42
CMS 20-23	100%	–	–	6	–	6
		58,290	1,001	6	–	59,297
Other
RMS 1-6	0.00-4.50%	246	–	–	–	246
RMS 7-9	4.51-14.00%	–	–	–	–	–
RMS 10	14.01-20.00%	–	–	–	–	–
RMS 11-13	20.01-99.99%	–	–	–	–	–
RMS 14	100%	–	–	–	–	–
		246	–	–	–	246
CMS 1-10	0.00-0.50%	–	–	–	–	–
CMS 11-14	0.51-3.00%	–	–	–	–	–
CMS 15-18	3.01-20.00%	–	–	–	–	–
CMS 19	20.01-99.99%	–	–	–	–	–
CMS 20-23	100%	–	–	–	–	–
		–	–	–	–	–
Total loans and advances to customers		131,846	3,112	50	90	135,098

In respect of:
Retail		73,310	2,111	44	90	75,555
Commercial		58,290	1,001	6	–	59,297
Other		246	–	–	–	246
Total loans and advances to customers		131,846	3,112	50	90	135,098

Expected credit losses in respect of undrawn exposures	PD range	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit-impaired £m	Total £m
At 31 December 2018
Loans and advances to customers:
Retail - mortgages
RMS 1-6	0.00-4.50%	1	–	–	–	1
RMS 7-9	4.51-14.00%	–	–	–	–	–
RMS 10	14.01-20.00%	–	–	–	–	–
RMS 11-13	20.01-99.99%	–	–	–	–	–
RMS 14	100%	–	–	–	–	–
		1	–	–	–	1
Retail - unsecured
RMS 1-6	0.00-4.50%	85	26	–	–	111
RMS 7-9	4.51-14.00%	5	10	–	–	15
RMS 10	14.01-20.00%	–	3	–	–	3
RMS 11-13	20.01-99.99%	–	10	–	–	10
RMS 14	100%	–	–	–	–	–
		90	49	–	–	139
Retail - UK Motor Finance
RMS 1-6	0.00-4.50%	2	–	–	–	2
RMS 7-9	4.51-14.00%	–	–	–	–	–
RMS 10	14.01-20.00%	–	–	–	–	–
RMS 11-13	20.01-99.99%	–	–	–	–	–
RMS 14	100%	–	–	–	–	–
		2	–	–	–	2
Retail - Other
RMS 1-6	0.00-4.50%	11	2	–	–	13
RMS 7-9	4.51-14.00%	–	–	–	–	–
RMS 10	14.01-20.00%	–	–	–	–	–
RMS 11-13	20.01-99.99%	–	–	–	–	–
RMS 14	100%	–	–	–	–	–
		11	2	–	–	13
Total Retail		104	51	–	–	155

					Purchased or
					originated
		Stage 1	Stage 2	Stage 3	credit-impaired	Total
Expected credit losses in respect of undrawn exposures (continued)	PD range	£m	£m	£m	£m	£m
At 31 December 2018
Commercial
CMS 1-10	0.00-0.50%	9	–	–	–	9
CMS 11-14	0.51-3.00%	7	7	–	–	14
CMS 15-18	3.01-20.00%	1	5	–	–	6
CMS 19	20.01-99.99%	1	1	–	–	2
CMS 20-23	100%	–	–	6	–	6
		18	13	6	–	37
Other
RMS 1-6	0.00-4.50%	1	–	–	–	1
RMS 7-9	4.51-14.00%	–	–	–	–	–
RMS 10	14.01-20.00%	–	–	–	–	–
RMS 11-13	20.01-99.99%	–	–	–	–	–
RMS 14	100%	–	–	–	–	–
		1	–	–	–	1
CMS 1-10	0.00-0.50%	–	–	–	–	–
CMS 11-14	0.51-3.00%	–	–	–	–	–
CMS 15-18	3.01-20.00%	–	–	–	–	–
CMS 19	20.01-99.99%	–	–	–	–	–
CMS 20-23	100%	–	–	–	–	–
		–	–	–	–	–
Total loans and advances to customers		123	64	6	–	193

In respect of:
Retail		104	51	–	–	155
Commercial		18	13	6	–	37
Other		1	–	–	–	1
Total loans and advances to customers		123	64	6	–	193

DEBT SECURITIES HELD AT AMORTISED COST

An analysis by credit rating of the Group’s debt securities held at amortised cost is provided below:

	2019			2018
	Investment			Investment
	grade[1]	Other[2]	Total	grade[1]	Other[2]	Total
	£m	£m	£m	£m	£m	£m
Asset-backed securities:
Mortgage-backed securities	3,007	–	3,007	3,263	9	3,272
Other asset-backed securities	876	–	876	763	17	780
	3,883	–	3,883	4,026	26	4,052
Corporate and other debt securities	1,650	14	1,664	1,176	16	1,192
Gross exposure	5,533	14	5,547	5,202	42	5,244
Allowance for impairment losses			(3)			(6)
Total debt securities held at amortised cost			5,544			5,238

1	Credit ratings equal to or better than ‘BBB’.

2	Other comprises sub-investment grade (31 December 2019: £nil; 31 December 2018: £6 million) and not rated (31 December 2019: £14 million; 31 December 2018: £36 million).

FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME (EXCLUDING EQUITY SHARES)

An analysis of the Group’s financial assets at fair value through other comprehensive income is included in note 19. The credit quality of the Group’s financial assets at fair value through other comprehensive income (excluding equity shares) is set out below:

	2019			2018
	Investment			Investment
	grade[1]	Other[2]	Total	grade[1]	Other[2]	Total
	£m	£m	£m	£m	£m	£m
Debt securities:
Government securities	13,084	14	13,098	18,971	–	18,971
Bank and building society certificates of deposit	–	–	–	118	–	118
Asset-backed securities:
Mortgage-backed securities	121	–	121	120	–	120
Other asset-backed securities	–	60	60	–	131	131
	121	60	181	120	131	251
Corporate and other debt securities	11,036	15	11,051	4,934	217	5,151
Total debt securities	24,241	89	24,330	24,143	348	24,491
Treasury and other bills	535	–	535	303	–	303
Total financial assets at fair value through other comprehensive income	24,776	89	24,865	24,446	348	24,794

1	Credit ratings equal to or better than ‘BBB’.

2	Other comprises sub-investment grade (31 December 2019: £89 million; 31 December 2018: £85 million) and not rated (31 December 2019: £nil; 31 December 2018: £263 million).

DEBT SECURITIES, TREASURY AND OTHER BILLS HELD AT FAIR VALUE THROUGH PROFIT OR LOSS

An analysis of the Group’s financial assets at fair value through profit or loss is included in note 14. The credit quality of the Group’s debt securities, treasury and other bills held at fair value through profit or loss is set out below:

	2019			2018
	Investment			Investment
	grade[1]	Other[2]	Total	grade[1]	Other[2]	Total
	£m	£m	£m	£m	£m	£m
Debt securities, treasury and other bills held at fair value through profit or loss
Trading assets:
Government securities	6,791	–	6,791	7,192	–	7,192
Asset-backed securities:
Mortgage-backed securities	1	5	6	10	–	10
Other asset-backed securities	14	3	17	63	–	63
	15	8	23	73	–	73
Corporate and other debt securities	232	1	233	228	19	247
Total held as trading assets	7,038	9	7,047	7,493	19	7,512
Other assets held at fair value through profit or loss:
Government securities	12,044	19	12,063	10,903	–	10,903
Other public sector securities	2,118	8	2,126	2,059	5	2,064
Bank and building society certificates of deposit	984	–	984	1,105	–	1,105
Asset-backed securities:
Mortgage-backed securities	452	10	462	208	7	215
Other asset-backed securities	241	–	241	283	3	286
	693	10	703	491	10	501
Corporate and other debt securities	15,932	2,051	17,983	16,141	1,922	18,063
Total debt securities held at fair value through profit or loss	31,771	2,088	33,859	30,699	1,937	32,636
Treasury bills and other bills	19	–	19	20	–	20
Total other assets held at fair value through profit or loss	31,790	2,088	33,878	30,719	1,937	32,656
Total held at fair value through profit or loss	38,828	2,097	40,925	38,212	1,956	40,168

1	Credit ratings equal to or better than ‘BBB’.

2	Other comprises sub-investment grade (2019: £251 million; 2018: £411 million) and not rated (2019: £1,846 million; 2018: £1,545 million).

Credit risk in respect of trading and other financial assets at fair value through profit or loss held within the Group’s unit-linked funds is borne by the policyholders and credit risk in respect of with-profits funds is largely borne by the policyholders. Consequently, the Group has no significant exposure to credit risk for such assets which back those contract liabilities.

DERIVATIVE ASSETS

An analysis of derivative assets is given in note 17. The Group reduces exposure to credit risk by using master netting agreements and by obtaining collateral in the form of cash or highly liquid securities. In respect of the Group’s net credit risk relating to derivative assets of £11,673 million (2018: £9,268 million), cash collateral of £7,650 million (2018: £6,039 million) was held and a further £274 million was due from OECD banks (2018: £213 million).

	2019			2018
	Investment			Investment
	grade[1]	Other[2]	Total	grade[1]	Other[2]	Total
	£m	£m	£m	£m	£m	£m
Trading and other	22,991	2,142	25,133	19,797	2,235	22,032
Hedging	1,178	58	1,236	1,534	29	1,563
Total derivative financial instruments	24,169	2,200	26,369	21,331	2,264	23,595

1	Credit ratings equal to or better than ‘BBB’.

2	Other comprises sub-investment grade (2019: £1,555 million; 2018: £1,920 million) and not rated (2019: £645 million; 2018: £344 million).

FINANCIAL GUARANTEES AND IRREVOCABLE LOAN COMMITMENTS

Financial guarantees represent undertakings that the Group will meet a customer’s obligation to third parties if the customer fails to do so. Commitments to extend credit represent unused portions of authorisations to extend credit in the form of loans, guarantees or letters of credit. The Group is theoretically exposed to loss in an amount equal to the total guarantees or unused commitments, however, the likely amount of loss is expected to be significantly less; most commitments to extend credit are contingent upon customers maintaining specific credit standards.

(D) COLLATERAL HELD AS SECURITY FOR FINANCIAL ASSETS

A general description of collateral held as security in respect of financial instruments is provided on page 53. The Group holds collateral against loans and advances and irrevocable loan commitments; qualitative and, where appropriate, quantitative information is provided in respect of this collateral below. Collateral held as security for financial assets at fair value through profit or loss and for derivative assets is also shown below.

The Group holds collateral in respect of loans and advances to banks and customers as set out below. The Group does not hold collateral against debt securities, comprising asset-backed securities and corporate and other debt securities, which are classified as financial assets held at amortised cost.

LOANS AND ADVANCES TO BANKS

There were reverse repurchase agreements which are accounted for as collateralised loans within loans and advances to banks with a carrying value of £1,555 million (2018: £461 million), against which the Group held collateral with a fair value of £1,516 million (2018: £481 million).

These transactions were generally conducted under terms that are usual and customary for standard secured lending activities.

LOANS AND ADVANCES TO CUSTOMERS

Retail lending

Mortgages

An analysis by loan-to-value ratio of the Group’s residential mortgage lending is provided below. The value of collateral used in determining the loan-to-value ratios has been estimated based upon the last actual valuation, adjusted to take into account subsequent movements in house prices, after making allowances for indexation error and dilapidations.

In some circumstances, where the discounted value of the estimated net proceeds from the liquidation of collateral (i.e. net of costs, expected haircuts and anticipated changes in the value of the collateral to the point of sale) is greater than the estimated exposure at default, no credit losses are expected and no ECL allowance is recognised.

		As at 31 December 2019					As at 31 December 2018
	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit- impaired £m	Total gross £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit- impaired £m	Total gross £m
Drawn balances
Less than 70 per cent	179,566	13,147	1,174	10,728	204,615	185,556	10,728	1,035	11,846	209,165
70 per cent to 80 per cent	44,384	2,343	181	1,751	48,659	41,827	1,802	190	1,884	45,703
80 per cent to 90 per cent	27,056	1,057	86	677	28,876	24,854	832	95	1,032	26,813
90 per cent to 100 per cent	5,663	199	34	207	6,103	4,957	164	39	302	5,462
Greater than 100 per cent	374	189	31	351	945	603	128	34	327	1,092
Total	257,043	16,935	1,506	13,714	289,198	257,797	13,654	1,393	15,391	288,235

		As at 31 December 2019					As at 31 December 2018
	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit- impaired £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit- impaired £m	Total £m
Expected credit losses on drawn balances
Less than 70 per cent	6	104	41	44	195	3	94	34	19	150
70 per cent to 80 per cent	7	75	29	38	149	11	51	24	12	98
80 per cent to 90 per cent	7	58	25	23	113	14	47	27	16	104
90 per cent to 100 per cent	2	17	12	10	41	4	16	14	9	43
Greater than 100 per cent	1	27	15	27	70	5	18	19	22	64
Total	23	281	122	142	568	37	226	118	78	459

Other

The majority of non-mortgage retail lending is unsecured. At 31 December 2019, Stage 3 non-mortgage lending amounted to £610 million, net of an impairment allowance of £368 million (2018: £631 million, net of an impairment allowance of £366 million).

Stage 1 and Stage 2 non-mortgage retail lending amounted to £54,042 million (2018: £52,450 million). Lending decisions are predominantly based on an obligor’s ability to repay from normal business operations rather than reliance on the disposal of any security provided. Collateral values are rigorously assessed at the time of loan origination and are thereafter monitored in accordance with business unit credit policy.

The Group credit risk disclosures for unimpaired non-mortgage retail lending report assets gross of collateral and therefore disclose the maximum loss exposure. The Group believes that this approach is appropriate.

Commercial lending

Reverse repurchase transactions

At 31 December 2019 there were reverse repurchase agreements which were accounted for as collateralised loans with a carrying value of £54,600 million (2018: £40,483 million), against which the Group held collateral with a fair value of £52,982 million (2018: £42,339 million), all of which the Group was able to repledge. There were no collateral balances in the form of cash provided in respect of reverse repurchase agreements included in these amounts (2018: £nil). These transactions were generally conducted under terms that are usual and customary for standard secured lending activities.

Stage 3 secured lending

The value of collateral is re-evaluated and its legal soundness re-assessed if there is observable evidence of distress of the borrower; this evaluation is used to determine potential loss allowances and management’s strategy to try to either repair the business or recover the debt.

At 31 December 2019, Stage 3 secured commercial lending amounted to £966 million, net of an impairment allowance of £243 million (2018: £658 million, net of an impairment allowance of £215 million). The fair value of the collateral held in respect of impaired secured commercial lending was £744 million (2018: £590 million). In determining the fair value of collateral, no specific amounts have been attributed to the costs of realisation. For the purposes of determining the total collateral held by the Group in respect of impaired secured commercial lending, the value of collateral for each loan has been limited to the principal amount of the outstanding advance in order to eliminate the effects of any over-collateralisation and to provide a clearer representation of the Group’s exposure.

Stage 3 secured commercial lending and associated collateral relates to lending to property companies and to customers in the financial, business and other services; transport, distribution and hotels; and construction industries.

Stage 1 and Stage 2 secured lending

For Stage 1 and Stage 2 secured commercial lending, the Group reports assets gross of collateral and therefore discloses the maximum loss exposure. The Group believes that this approach is appropriate as collateral values at origination and during a period of good performance may not be representative of the value of collateral if the obligor enters a distressed state.

Stage 1 and Stage 2 secured commercial lending is predominantly managed on a cash flow basis. On occasion, it may include an assessment of underlying collateral, although, for Stage 3 lending, this will not always involve assessing it on a fair value basis. No aggregated collateral information for the entire unimpaired secured commercial lending portfolio is provided to key management personnel.

FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (EXCLUDING EQUITY SHARES)

Included in financial assets at fair value through profit or loss are reverse repurchase agreements treated as collateralised loans with a carrying value of £11,269 million (2018: £28,356 million). Collateral is held with a fair value of £11,081 million (2018: £36,101 million), all of which the Group is able to repledge. At 31 December 2019, £9,605 million had been repledged (2018: £31,013 million).

In addition, securities held as collateral in the form of stock borrowed amounted to £32,888 million (2018: £51,202 million). Of this amount, £30,594 million (2018: £49,233 million) had been resold or repledged as collateral for the Group’s own transactions.

These transactions were generally conducted under terms that are usual and customary for standard secured lending activities.

DERIVATIVE ASSETS, AFTER OFFSETTING OF AMOUNTS UNDER MASTER NETTING ARRANGEMENTS

The Group reduces exposure to credit risk by using master netting agreements and by obtaining collateral in the form of cash or highly liquid securities. In respect of the net derivative assets after offsetting of amounts under master netting arrangements of £11,673 million (2018: £9,268 million), cash collateral of £7,650 million (2018: £6,039 million) was held.

IRREVOCABLE LOAN COMMITMENTS AND OTHER CREDIT-RELATED CONTINGENCIES

At 31 December 2019, the Group held irrevocable loan commitments and other credit-related contingencies of £66,398 million (2018: £68,135 million). Collateral is held as security, in the event that lending is drawn down, on £12,391 million (2018: £10,661 million) of these balances.

COLLATERAL REPOSSESSED

During the year, £413 million of collateral was repossessed (2018: £245 million), consisting primarily of residential property.

In respect of retail portfolios, the Group does not take physical possession of properties or other assets held as collateral and uses external agents to realise the value as soon as practicable, generally at auction, to settle indebtedness. Any surplus funds are returned to the borrower or are otherwise dealt with in accordance with appropriate insolvency regulations. In certain circumstances the Group takes physical possession of assets held as collateral against commercial lending. In such cases, the assets are carried on the Group’s balance sheet and are classified according to the Group’s accounting policies.

(E) COLLATERAL PLEDGED AS SECURITY

The Group pledges assets primarily for repurchase agreements and securities lending transactions which are generally conducted under terms that are usual and customary for standard securitised borrowing contracts.

REPURCHASE TRANSACTIONS

Deposits from banks

Included in deposits from banks are balances arising from repurchase transactions of £18,105 million (2018: £21,170 million); the fair value of the collateral provided under these agreements at 31 December 2019 was £17,545 million (2018: £19,615 million).

Customer deposits

Included in customer deposits are balances arising from repurchase transactions of £9,530 million (2018: £1,818 million); the fair value of the collateral provided under these agreements at 31 December 2019 was £9,221 million (2018: £1,710 million).

Financial liabilities at fair value through profit or loss

The fair value of collateral pledged in respect of repurchase transactions, accounted for as secured borrowing, where the secured party is permitted by contract or custom to repledge was £8,324 million (2018: £28,438 million).

SECURITIES LENDING TRANSACTIONS

The following on balance sheet financial assets have been lent to counterparties under securities lending transactions:

	2019 £m	2018 £m
Financial assets at fair value through profit or loss	5,857	5,837
Financial assets at fair value through other comprehensive income	2,020	1,917
	7,877	7,754

SECURITISATIONS AND COVERED BONDS

In addition to the assets detailed above, the Group also holds assets that are encumbered through the Group’s asset-backed conduits and its securitisation and covered bond programmes. Further details of these assets are provided in note 31.

Liquidity risk

Liquidity risk is defined as the risk that the Group has insufficient financial resources to meet its commitments as they fall due, or can only secure them at excessive cost. Liquidity risk is managed through a series of measures, tests and reports that are primarily based on contractual maturity. The Group carries out monthly stress testing of its liquidity position against a range of scenarios, including those prescribed by the PRA. The Group’s liquidity risk appetite is also calibrated against a number of stressed liquidity metrics.

The table below analyses assets and liabilities of the Group into relevant maturity groupings based on the remaining contractual period at the balance sheet date; balances with no fixed maturity are included in the over 5 years category. Certain balances, included in the table below on the basis of their residual maturity, are repayable on demand upon payment of a penalty.

(A) MATURITIES OF ASSETS AND LIABILITIES

	Up to 1 month £m	1-3 months £m	3-6 months £m	6-9 months £m	9-12 months £m	1-2 years £m	2-5 years £m	Over 5 years £m	Total £m
At 31 December 2019
Assets
Cash and balances at central banks	55,128	2	–	–	–	–	–	–	55,130
Financial assets at fair value through profit or loss	7,195	3,689	3,016	1,710	451	2,801	5,385	135,942	160,189
Derivative financial instruments	583	739	627	404	336	1,294	2,763	19,623	26,369
Loans and advances to banks	4,953	1,017	265	124	91	26	–	3,299	9,775
Loans and advances to customers	35,973	26,036	23,283	12,626	11,425	29,917	74,416	281,312	494,988
Debt securities held at amortised cost	131	19	–	–	–	74	3,085	2,235	5,544
Financial assets at fair value through other comprehensive income	111	179	729	102	234	2,929	12,809	7,999	25,092
Other assets	2,224	1,155	533	160	520	568	1,218	50,428	56,806
Total assets	106,298	32,836	28,453	15,126	13,057	37,609	99,676	500,838	833,893
Liabilities
Deposits from banks	4,530	2,715	267	85	55	15,686	433	4,408	28,179
Customer deposits	382,885	12,945	6,716	4,377	3,207	6,742	1,752	2,696	421,320
Derivative financial instruments and financial liabilities at fair value through profit or loss	5,182	6,101	2,579	784	528	1,644	5,238	25,209	47,265
Debt securities in issue	4,070	9,159	7,135	7,418	1,963	13,618	30,897	23,429	97,689
Liabilities arising from insurance and investment contracts	1,213	1,658	2,370	2,348	2,882	9,028	24,870	104,539	148,908
Other liabilities	4,541	1,914	772	893	1,682	898	906	13,990	25,596
Subordinated liabilities	–	1,339	96	1,137	108	575	4,105	9,770	17,130
Total liabilities	402,421	35,831	19,935	17,042	10,425	48,191	68,201	184,041	786,087
At 31 December 2018
Assets
Cash and balances at central banks	54,662	1	–	–	–	–	–	–	54,663
Financial assets at fair value through profit or loss	10,686	8,826	8,492	5,133	2,587	2,090	5,467	115,248	158,529
Derivative financial instruments	579	688	418	336	441	1,064	3,075	16,994	23,595
Loans and advances to banks	2,594	520	584	172	203	160	–	2,050	6,283
Loans and advances to customers	36,326	19,383	18,415	14,378	11,318	30,459	72,028	282,551	484,858
Debt securities held as at amortised cost	7	–	–	521	–	–	2,262	2,448	5,238
Financial assets at fair value through other comprehensive income	166	453	249	800	1,685	2,536	11,496	7,430	24,815
Other assets	2,667	1,552	196	238	219	387	1,118	33,240	39,617
Total assets	107,687	31,423	28,354	21,578	16,453	36,696	95,446	459,961	797,598
Liabilities
Deposits from banks	2,793	1,688	748	54	45	4,758	16,052	4,182	30,320
Customer deposits	380,753	10,623	5,628	4,543	4,431	6,421	3,244	2,423	418,066
Derivative financial instruments and financial liabilities at fair value through profit or loss	5,160	11,877	5,048	1,663	522	1,104	4,108	22,438	51,920
Debt securities in issue	4,172	5,692	9,007	4,668	1,694	13,062	28,676	24,197	91,168
Liabilities arising from insurance and investment contracts	1,844	1,850	2,316	2,302	2,104	7,995	20,986	73,330	112,727
Other liabilities	4,403	3,201	733	1,182	1,383	756	232	13,652	25,542
Subordinated liabilities	85	145	95	251	–	2,600	2,559	11,921	17,656
Total liabilities	399,210	35,076	23,575	14,663	10,179	36,696	75,857	152,143	747,399

The above tables are provided on a contractual basis. The Group’s assets and liabilities may be repaid or otherwise mature earlier or later than implied by their contractual terms and readers are, therefore, advised to use caution when using this data to evaluate the Group’s liquidity position. In particular, amounts in respect of customer deposits are usually contractually payable on demand or at short notice. However, in practice, these deposits are not usually withdrawn on their contractual maturity.

The table below analyses financial instrument liabilities of the Group, excluding those arising from insurance and participating investment contracts, on an undiscounted future cash flow basis according to contractual maturity, into relevant maturity groupings based on the remaining period at the balance sheet date; balances with no fixed maturity are included in the over 5 years category.

	Up to 1 month £m	1-3 months £m	3-12 months £m	1-5 years £m	Over 5 years £m	Total £m
At 31 December 2019
Deposits from banks	5,009	2,564	762	20,066	317	28,718
Customer deposits	385,864	14,433	14,327	10,661	1,393	426,678
Financial liabilities at fair value through profit or loss	4,370	5,543	2,255	2,690	14,653	29,511
Debt securities in issue	5,335	9,858	19,205	54,638	36,321	125,357
Liabilities arising from non-participating investment contracts	37,459	–	–	–	–	37,459
Other liabilities (Lease liabilities)	2	61	190	803	946	2,002
Subordinated liabilities	942	1,462	1,918	7,837	14,857	27,016
Total non-derivative financial liabilities	438,981	33,921	38,657	96,695	68,487	676,741
Derivative financial liabilities:
Gross settled derivatives – outflows	43,118	44,379	34,012	36,012	18,238	175,759
Gross settled derivatives – inflows	(40,829)	(42,954)	(32,966)	(34,758)	(17,753)	(169,260)
Gross settled derivatives – net flows	2,289	1,425	1,046	1,254	485	6,499
Net settled derivatives liabilities	23,648	48	122	700	2,201	26,719
Total derivative financial liabilities	25,937	1,473	1,168	1,954	2,686	33,218
At 31 December 2018
Deposits from banks	2,820	2,710	1,022	20,920	3,502	30,974
Customer deposits	380,985	10,584	14,169	11,634	1,554	418,926
Financial liabilities at fair value through profit or loss	9,693	10,984	7,553	930	10,771	39,931
Debt securities in issue	5,942	7,314	22,564	48,233	24,201	108,254
Liabilities arising from non-participating investment contracts	13,853	–	–	–	–	13,853
Subordinated liabilities	247	1,017	1,144	8,231	19,328	29,967
Total non-derivative financial liabilities	413,540	32,609	46,452	89,948	59,356	641,905
Derivative financial liabilities:
Gross settled derivatives – outflows	39,165	27,976	23,978	43,239	33,763	168,121
Gross settled derivatives – inflows	(38,301)	(27,283)	(23,134)	(40,690)	(28,933)	(158,341)
Gross settled derivatives – net flows	864	693	844	2,549	4,830	9,780
Net settled derivatives liabilities	13,511	103	209	782	2,193	16,798
Total derivative financial liabilities	14,375	796	1,053	3,331	7,023	26,578

The majority of the Group’s non-participating investment contract liabilities are unit-linked. These unit-linked products are invested in accordance with unit fund mandates. Clauses are included in policyholder contracts to permit the deferral of sales, where necessary, so that linked assets can be realised without being a forced seller.

The principal amount for undated subordinated liabilities with no redemption option is included within the over five years column; interest of approximately £29 million (2018: £27 million) per annum which is payable in respect of those instruments for as long as they remain in issue is not included beyond five years.

Further information on the Group’s liquidity exposures is provided on pages 94 to 100.

Liabilities arising from insurance and participating investment contracts are analysed on a behavioural basis, as permitted by IFRS 4, as follows:

	Up to 1 month £m	1-3 months £m	3-12 months £m	1-5 years £m	Over 5 years £m	Total £m
At 31 December 2019	1,340	1,240	5,378	25,349	78,142	111,449
At 31 December 2018	1,667	1,624	5,925	25,414	64,244	98,874

For insurance and participating investment contracts which are neither unit-linked nor in the Group’s with-profit funds, in particular annuity liabilities, the aim is to invest in assets such that the cash flows on investments match those on the projected future liabilities.

The following tables set out the amounts and residual maturities of the Group’s off balance sheet contingent liabilities, commitments and guarantees.

	Up to 1 month £m	1-3 months £m	3-6 months £m	6-9 months £m	9-12 months £m	1-3 years £m	3-5 years £m	Over 5 years £m	Total £m
At 31 December 2019
Acceptances and endorsements	25	24	4	–	21	–	–	–	74
Other contingent liabilities	381	409	387	177	207	475	101	683	2,820
Total contingent liabilities	406	433	391	177	228	475	101	683	2,894
Lending commitments and guarantees	68,638	2,682	15,297	4,637	7,367	17,365	14,114	3,264	133,364
Other commitments	–	1	16	5	–	72	43	52	189
Total commitments and guarantees	68,638	2,683	15,313	4,642	7,367	17,437	14,157	3,316	133,553
Total contingents, commitments and guarantees	69,044	3,116	15,704	4,819	7,595	17,912	14,258	3,999	136,447
At 31 December 2018
Acceptances and endorsements	64	83	34	13	–	–	–	–	194
Other contingent liabilities	450	484	203	223	150	665	133	749	3,057
Total contingent liabilities	514	567	237	236	150	665	133	749	3,251
Lending commitments and guarantees	67,055	2,947	4,474	6,055	16,123	17,737	15,374	4,602	134,367
Other commitments	428	–	–	2	92	20	13	176	731
Total commitments and guarantees	67,483	2,947	4,474	6,057	16,215	17,757	15,387	4,778	135,098
Total contingents, commitments and guarantees	67,997	3,514	4,711	6,293	16,365	18,422	15,520	5,527	138,349